Notes Payable - Notes payable and Accrued Interest (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 12, 2020
Note Payable - Related Party	$ 154,190	$ 154,190	$ 154,190
Carrying value of notes payable	654,190	774,032	154,190
Accrued interest	26,869	22,656		$ 369,660
Note payable	681,059	796,688	154,190
Notes payable and accrued interest, current	171,134	248,861	154,190
Notes payable and accrued interest, non-current	509,925	547,827
Total notes payable and accrued interest	681,059	796,688	$ 154,190
Relief Therapeutics Loan [Member]
Note Payable - Related Party	$ 500,000	500,000
Paycheck Protection Program Loans [Member]
Note Payable - Related Party		$ 119,842